As filed with the Securities and Exchange Commission on December 23, 2008.

  File No. 033-58041
  File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933
  POST-EFFECTIVE AMENDMENT NO. 40  ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940
  AMENDMENT NO. 41  ☒

SEI INSTITUTIONAL INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

  Richard W. Grant, Esquire
  Morgan, Lewis & Bockius LLP
  1701 Market Street
  Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on December 27, 2008 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2).

If appropriate check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

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SEI INSTITUTIONAL INVESTMENTS TRUST

About This Prospectus

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios. The portfolios have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about Class A Shares of the U.S. Managed Volatility Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Fund. For more detailed information about the Fund, please see:

U.S. Managed Volatility Fund	3

More Information About Fund Investments	7

Investment Adviser and Sub-Advisers	7

Purchasing and Selling Fund Shares	8

Disclosure of Portfolio Holdings Information	15

Dividends, Distributions and Taxes	15

Financial Highlights	16

How to Obtain More Information About SEI Institutional Investments Trust	Back Cover

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Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds varies, as does the investment risk/return potential represented by the Fund and other funds. Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

Eligible Investors

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

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Risk/Return Information

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and, together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goals. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board of Trustees. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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U.S. MANAGED VOLATILITY FUND

Fund Summary

Investment Goal:  Capital appreciation with less volatility than the broad U.S. equity markets

Share Price Volatility:  Medium

Principal Investment Strategy:  The Fund invests in common stocks and other equity securities and employs a broad range of investment strategies intended to generate capital appreciation but with a lower level of volatility than the broad U.S. equity markets

Investment Strategy

The U.S. Managed Volatility Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, exchange-traded funds (ETFs), warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund may use a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

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What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Although the Fund seeks to achieve returns similar to that of the broad U.S. equity markets but with a lower level of volatility, there can be no assurance that the Fund will be able to achieve this objective. In fact, the Fund may have greater volatility than that of the broad U.S. equity markets. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short may outperform, other segments of the equity markets or the equity markets as a whole.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales and derivative transactions. Although some of the Sub-Advisers use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Sub-Advisers may use long-only strategies. The investment strategies employed by the Fund that emphasize hedged positions rather than non-hedged positions in securities and derivatives are used in an effort to protect against losses due to general movements in market prices and are tools the Sub-Advisers use to manage the Fund's price volatility. However, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

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The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

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Performance Information

As of December 27, 2008, the Fund had not yet commenced operations, and did not have a performance history.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.15	%*
Acquired Fund Fees and Expenses	0.01	%**
Total Annual Fund Operating Expenses	0.81	%***

* Other expenses are based on estimated amounts for the current fiscal year.

** Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

*** The Fund's actual total annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and the Fund's administrator are voluntarily waiving a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's and the Fund's administrator's voluntary waivers are limited to the Fund's direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser and/or the Fund's administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

U.S. Managed Volatility Fund — Class A Shares (including AFFE)	0.36%
U.S. Managed Volatility Fund — Class A Shares (excluding AFFE)	0.35%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
U.S. Managed Volatility Fund — Class A Shares	$83	$259

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MORE INFORMATION ABOUT FUND INVESTMENTS

To achieve its investment goal, the Fund may invest in one or more portfolios (each, a "Portfolio") of SEI Alpha Strategy Portfolios, LP, a registered open-end investment company which was established to permit the Fund (and other SIMC sponsored mutual funds) to pursue their respective investment strategies in an efficient manner. The Fund may invest in a Portfolio only if the Portfolio invests in securities and pursues investment strategies that are consistent with the Fund's investment strategy. Each Portfolio has expenses associated with its operations, including advisory and administration fees. When the Fund invests in a Portfolio, it will bear a pro rata portion of the Portfolio's expenses. These expenses will be reflected in the Fund's fee table as "Acquired Fund Fees and Expenses."

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Unless otherwise explicitly stated herein, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board.

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of November 30, 2008, SIMC had approximately $74.6 billion in assets under management. The Fund will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rate:

U.S. Managed Volatility Fund	0.65%

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Sub-Advisers and Portfolio Managers

U.S. MANAGED VOLATILITY FUND:

Analytic Investors, LLC: Analytic Investors, LLC (Analytic), located at 555 West Fifth Street, 50th Floor, Los Angeles, California 90013, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals at Analytic manages the portion of the U.S. Managed Volatility Fund's assets allocated to Analytic. Dennis Bein, Chief Investment Officer and Portfolio Manager, has been a portfolio manager for the U.S. equity team since 1995 and became Chief Investment Officer in 2004. Harindra de Silva, PhD, President and Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 11 years ago. Steve Sapra, Portfolio Manager, has been a member of the U.S. equity team since joining Analytic 7 years ago. Portfolio management responsibilities are team-managed with day-to-day portfolio management responsibilities handled primarily by Mr. Sapra. Dr. de Silva works primarily on research for the strategy (i.e., model maintenance and design), and Mr. Bein works in an oversight role.

Aronson+Johnson+Ortiz, LP: Aronson+Johnson+Ortiz, LP (AJO), located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to AJO. Theodore R. Aronson, CFA, CIC, has been Managing Principal and a portfolio manager at AJO since he founded the firm in 1984. Mr. Aronson is also involved with firm administration and marketing. Kevin M. Johnson, PhD, Principal, has been a portfolio manager with the firm since 1993. Mr. Johnson directs AJO's research and development efforts. Martha E. Ortiz, CFA, CIC, Principal, has been a portfolio manager and trader with AJO since 1987. Ms. Ortiz oversees trading and is in charge of portfolio implementation. Stefani Cranston, CFA, CPA, Principal, has been a portfolio manager and portfolio and financial accountant with AJO since 1991. Gina Marie N. Moore, CFA, CPA, Principal, has been a portfolio manager and research analyst with AJO since 1998. Ms. Moore also focuses on marketing for AJO. R. Brian Wenzinger, CFA, Principal, has been a portfolio manager and research analyst with AJO since 2000. Stuart P. Kaye, CFA, Principal, has been a portfolio manager and research analyst with AJO since March 2008. Prior to joining AJO, Mr. Kaye was a Global Partner at Invesco from 1997 to 2008.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Fund.

The Fund offers Class A Shares only to Eligible Investors (as that term is defined on page 1) that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

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How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Eligible Investors (as defined above) may purchase shares by placing orders with the Fund's transfer agent (Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in the Fund in any twelve-month period). For more information regarding the Fund's policy and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on

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which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund's Fair Value Procedures, as described below. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Fund are provided daily by recognized independent pricing agents. If a security's price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund's Fair Value Procedures.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or one of the Fund's Sub-Advisers, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or one of the Fund's Sub-Advisers, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Fund's administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or one of the Fund's Sub-Advisers, as applicable, or if the Fund's administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund's Pricing and Valuation Procedures provide that any change in the primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees; however, when the change would not materially affect the valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed

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from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event) has occurred between the time of the security's last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

Redeemable securities issued by open end investment companies are valued at the investment company's applicable NAV, with the exception of ETFs, which are priced as equity securities.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $500,000 in the Fund. The Fund may accept investments of smaller amounts at its discretion.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

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The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund in any twelve-month period. A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policies, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Fund may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

The Fund may be sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions

SEI / PROSPECTUS

or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend the policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SEI / PROSPECTUS

How to Sell Your Fund Shares

If you own your shares through an account with the Fund, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also

SEI / PROSPECTUS

associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly, as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change, possibly with retroactive effect.

At least annually, the Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an

SEI / PROSPECTUS

established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

More information about taxes is in the Fund's SAI.

FINANCIAL HIGHLIGHTS

As of December 27, 2008, the Fund had not commenced operations.

Notes:

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 27, 2008 includes detailed information about the Fund and SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust's Investment Company Act registration number is 811-07257.

SEI-F-141 (12/08)

SEI Institutional Investments Trust

Prospectus as of December 27, 2008

U.S. Managed Volatility Fund

Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the U.S. Managed Volatility Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Sub-Advisers:

Analytic Investors, LLC
Aronson+Johnson+Ortiz, LP

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's prospectus relating to Class A Shares of the U.S. Managed Volatility Fund (the "Prospectus"), which is dated December 27, 2008. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

December 27, 2008

SEI-F-041 (12/08)

TABLE OF CONTENTS

THE TRUST	S-3

INVESTMENT OBJECTIVES AND POLICIES	S-3

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-4

American Depositary Receipts	S-4

Asset-Backed Securities	S-4

Collateralized Debt Obligations	S-5

Commercial Paper	S-5

Construction Loans	S-5

Equity-Linked Warrants	S-6

Equity Securities	S-6

Fixed Income Securities	S-7

Foreign Securities	S-9

Forward Foreign Currency Contracts	S-10

Futures and Options on Futures	S-12

Illiquid Securities	S-13

Interfund Lending and Borrowing Arrangements	S-13

Investment Companies	S-13

Money Market Securities	S-14

Mortgage-Backed Securities	S-14

Mortgage Dollar Rolls	S-16

Municipal Securities	S-17

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-17

Options	S-18

Pay-In-Kind Bonds	S-19

Privatizations	S-19

Put Transactions	S-19

Receipts	S-20

Real Estate Investment Trusts	S-20

Repurchase Agreements	S-21

Restricted Securities	S-21

Reverse Repurchase Agreements and Sale-Buybacks	S-21

Securities Lending	S-22

Short Sales	S-23

Swaps, Caps, Floors, Collars and Swaptions	S-23

U.S. Government Securities	S-25

Variable and Floating Rate Instruments	S-25

When-Issued and Delayed Delivery Securities	S-25

Yankee Obligations	S-26

Zero Coupon Securities	S-26

INVESTMENT LIMITATIONS	S-27

THE ADMINISTRATOR AND TRANSFER AGENT	S-29

THE ADVISER AND THE SUB-ADVISERS	S-30

DISTRIBUTION AND SHAREHOLDER SERVICING	S-34

TRUSTEES AND OFFICERS OF THE TRUST	S-35

PROXY VOTING POLICIES AND PROCEDURES	S-40

PURCHASE AND REDEMPTION OF SHARES	S-40

TAXES	S-41

FUND PORTFOLIO TRANSACTIONS	S-44

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-46

DESCRIPTION OF SHARES	S-47

LIMITATION OF TRUSTEES' LIABILITY	S-47

CODES OF ETHICS	S-48

VOTING	S-48

SHAREHOLDER LIABILITY	S-48

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-48

MASTER/FEEDER OPTION	S-48

CUSTODIAN	S-49

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-49

LEGAL COUNSEL	S-49

APPENDIX A—DESCRIPTION OF RATINGS	A-1

December 27, 2008

THE TRUST

SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. At this time, shareholders may purchase Class A shares of the Fund only. Each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

This Statement of Additional Information relates to the U.S. Managed Volatility Fund (the "Fund").

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers (each, a "Sub-Adviser" and, together, the "Sub-Advisers") to the Fund are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

U.S. MANAGED VOLATILITY FUND—The investment objective of the U.S. Managed Volatility Fund is capital appreciation with less volatility than the broad U.S. equity markets.

The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, exchange-traded funds ("ETFs"), warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.

The Fund may use a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long-term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment focuses on the absolute return and risk, the Fund's exposures to the country sector and market capitalization will typically vary and cause significant performance deviations relative to the Russell 3000 Index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

There can be no assurance that the Fund will achieve its investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund's "Investment Objectives and Policies" section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

COLLATERALIZED DEBT OBLIGATIONS—Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation ("CLO") if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but an adviser selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by an adviser. See "Appendix A—Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, the Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Fund may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). The Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change, as a consequence of the market, between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. The Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above.

The Fund may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Fund may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where the Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

Risks. Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures are relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. If the Fund enters into a currency transaction, the Fund will "cover" its position as required by the 1940 Act.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. The Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on an adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, an adviser may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission ("SEC") has granted an exemption that permits the Fund to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' board of trustees or directors (the "SEI Funds' Board"). The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC will administer the Program according to procedures approved by the SEI Funds' Board. In addition, the Program will be subject to oversight and periodic review by the Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. Generally, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Section 12 of the 1940 Act, the Trust may invest its uninvested cash in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act. The Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this Statement of Additional Information.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PC" securities) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage "dollar rolls" or "covered rolls," are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, the Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—The Fund may purchase municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OPTIONS—The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

The Fund may trade put and call options on securities, securities indices and currencies, as an adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—The Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—The Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONS, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real Estate Investment Trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, the Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund may invest the cash received as collateral through loan transactions in other eligible securities, including shares of a registered money market fund or unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act, including funds that do not seek to maintain a stable $1.00 per share net asset value. Investing the cash collateral subjects the Fund's investments to market appreciation or depreciation. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of an investment declines, the Fund would be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP ("Liquidity Fund"), an affiliated private money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by the Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

The Fund may engage in short sales in an amount up to 30% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that it believes will underperform the market or their peers. When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional equity securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, the Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). The Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, the Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, the Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GMNA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, the Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. The Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. The Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The following percentage limitations (except for the limitation on borrowing) will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund and may not be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

For purposes of the industry concentration limitation specified in the Prospectus and Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  4.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  5.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  6.  Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  7.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

  8.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  9.  Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  10.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

For purposes of the industry concentration limitation specified in the Prospectus and Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust.  The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of the Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees.  For its administrative services, the Administrator will receive a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by the Fund at the following annual rate:

Fund	Administration Fee
U.S. Managed Volatility Fund	0.05%

THE ADVISER AND THE SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 10 investment companies, including more than 80 portfolios, with approximately $74.6 billion in assets under management as of November 30, 2008.

Manager of Managers Structure. SIMC is the investment adviser for the Fund, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for the Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund's assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund's assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Advisers also are responsible for managing their employees who provide services to the Fund. Sub-Advisers are selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or Sub-Advisers, or by SIMC or Sub-Advisers on 90 days' written notice to the Trust.

Advisory Fees. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of the Fund):

U.S. Managed Volatility Fund	0.65%

SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

The Sub-Advisers.

ANALYTIC INVESTORS, LLC—Analytic Investors, LLC ("Analytic") serves as a sub-adviser to a portion of the assets of the U.S. Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, was founded in 1970.

ARONSON+JOHNSON+ORTIZ, LP—Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser to a portion of the assets of the U.S. Managed Volatility Fund. AJO is wholly-owned by its eleven limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO.

Portfolio Management.

Analytic

Compensation. SIMC pays Analytic a fee based on the assets under management of the U.S. Managed Volatility Fund as set forth in an investment sub-advisory agreement between Analytic and SIMC. Analytic pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the U.S. Managed Volatility Fund. The following information relates to the period ended September 30, 2008.

Analytic's compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability; the overall success of the department or team; and an individual's contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Portfolio managers' base salaries are typically reviewed on an annual basis determined by each portfolio manager's anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year. Profit incentives are allocated on an annual basis. Additionally, the Analytic Equity Plan is designed to foster and promote the long term success of Analytic by enabling senior managers and portfolio management professionals to obtain equity interests in Analytic. Under the Plan, Analytic is currently authorized to grant or sell restricted equity interests to key employees in an aggregate amount representing up to 24.9% of Analytic.

Ownership of Fund Shares. As of September 30, 2008, Analytic's portfolio managers did not beneficially own any shares of the U.S. Managed Volatility Fund.

Other Accounts. As of September 30, 2008, in addition to the U.S. Managed Volatility Fund, Analytic's portfolio managers were responsible for the day-to-day management of certain other accounts (collectively, the "Other Accounts"), as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Harindra de Silva	16		$4,327,296,488	24		$2,104,944,646	35		$3,666,026,408
	0	*	$0	15	*	$1,155,646,562	13	*	$1,063,867,938
Dennis M. Bein	15		$4,186,396,944	24		$2,317,454,069	37		$3,592,129,986
	0	*	$0	14	*	$1,386,374,977	13	*	$1,063,867,938
Steven Sapra	10		$3,796,205,414	14		$1,499,347,583	32		$3,174,048,164
	0	*	$0	8	*	$824,340,070	8	*	$645,786,116

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. Analytic's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the U.S. Managed Volatility Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include those referenced above. The Other Accounts include the portfolio managers' own accounts, the accounts of their families, the account of any entity in which they have a beneficial interest or the accounts of others for whom they may provide investment advisory, brokerage or other services. The Other Accounts might have similar investment objectives as the U.S. Managed Volatility Fund or hold, purchase or sell securities that are eligible to be held, purchased, or sold by the U.S. Managed Volatility Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Analytic does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Analytic believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' day-to-day management of the U.S. Managed Volatility Fund. Because of their positions with the U.S. Managed Volatility Fund, the portfolio managers know the size, timing and possible market impact of U.S. Managed Volatility Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the U.S. Managed Volatility Fund. However, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Analytic's portfolio managers' management of the U.S. Managed Volatility Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the U.S. Managed Volatility Fund, which conflict of interest may be exacerbated to the extent that Analytic or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the U.S. Managed Volatility Fund. Notwithstanding this theoretical conflict of interest, it is Analytic's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Analytic has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the U.S. Managed Volatility Fund, such an approach might not be suitable for the U.S. Managed Volatility Fund given its investment objectives and related restrictions.

AJO

Compensation. SIMC pays AJO a fee based on the assets under management of the U.S. Managed Volatility Fund as set forth in an investment sub-advisory agreement between AJO and SIMC. AJO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the U.S. Managed Volatility Fund. The following information relates to the period ended September 30, 2008.

Each of AJO's portfolio managers is a principal of the firm. All principals are compensated through a fixed salary, equity-based cash distributions and merit-based cash bonuses that are awarded entirely for contributions to the firm. Each calendar year-end, the managing principal of AJO, in consultation with the other senior partners, determines the bonus amount for each portfolio manager. Bonuses can be a significant portion of a portfolio manager's overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO; ownership percentage of the portfolio manager; and overall contributions of the portfolio manager to the operations of AJO. Although many of the firm's fee arrangements are performance-based, no individual's compensation is directly tied to account performance or to the value of the assets held in particular funds, or even to firm-wide assets. Portfolio managers may also be awarded non-cash compensation in the form of increased ownership in the firm. Presently, AJO does not have any deferred compensation arrangements.

Ownership of Fund Shares. As of September 30, 2008, AJO's portfolio managers did not beneficially own any shares of the U.S. Managed Volatility Fund.

Other Accounts. As of September 30, 2008, in addition to the U.S. Managed Volatility Fund, AJO's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Theodore Aronson, Kevin Johnson, Martha Ortiz, Stefanie Cranston, Stuart Kaye, Gina Marie Moore and Brian Wenzinger**	14		$3,732,380,000	17		$3,016,360,000	57		$8,503,130,000
	2	*	$88,960,000	5	*	$249,380,000	50	*	$4,613,390,000

*  These accounts are subject to a performance-based advisory fee.

**  All portfolios are managed on a team basis.

Conflicts of Interests. AJO's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the U.S. Managed Volatility Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the U.S. Managed Volatility Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the U.S. Managed Volatility Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, AJO does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AJO believes that it has adopted policies and procedures that are reasonably designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the U.S. Managed Volatility Fund. Because of their positions with the U.S. Managed Volatility Fund, AJO's portfolio managers know the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the U.S. Managed Volatility Fund. However, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the U.S. Managed Volatility Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the U.S. Managed Volatility Fund. This conflict of interest may be exacerbated to the extent that AJO or its portfolio managers receive, or expect to receive, greater compensation from their management of accounts other than the U.S. Managed Volatility Fund. Notwithstanding this potential conflict of interest, it is AJO's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AJO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while AJO's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the U.S. Managed Volatility Fund, such an approach might not be suitable for the U.S. Managed Volatility Fund given its investment objectives and related restrictions.

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as the Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices in Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as the Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund's shares.

Distribution Expenses Incurred by Adviser. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Fund.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Fund with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Fund on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Fund's Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund's portfolio, the Fund, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees Responsibilities. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each fund of SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 80 funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75, provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1995)—SEI employee, 1974-present. Mr. Nesher currently manages SEI's proprietary investment advisory and mutual fund business and SEI's third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI

Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee** (since 1995)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

*  Mr. Nesher is a Trustee deemed to be an "interested" person of the Fund (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

**  Mr. Doran is a Trustee deemed to be an "interested" person of the Fund (as that term is defined in the 1940 Act) by virtue of his relationship with SEI and the Distributor.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1995)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd. (private management consulting firm), from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation; Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust,

SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (retirement plan provider), 1997-December 2005. Chief Executive Officer, INVESCO North America (investment management firm), September 2003-December 2005. Director, Colonial BancGroup, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Trustee/Director of SEI Daily Income Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 100 times during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust's offices. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Committee met 8 times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

*  Valuation date is December 31, 2007.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch*	$23,543	N/A	N/A	$92,000
Mr. Storey	$35,605	N/A	N/A	$188,502
Mr. Sullivan	$35,605	N/A	N/A	$188,502
Ms. Greco	$35,605	N/A	N/A	$188,502
Ms. Lesavoy	$35,605	N/A	N/A	$188,502
Mr. Williams	$35,605	N/A	N/A	$188,502
Mr. Johnson	$35,605	N/A	N/A	$188,502
Mr. Harris**	$0	N/A	N/A	$0

*  Mr. Gooch retired as of December 5, 2007.

**  Mr. Harris was appointed a Trustee as of June 26, 2008 and did not serve as a Trustee for the Trust's most recently completed fiscal year.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Attorney, SEI Investments, since July 2007. Associate, Stark & Stark (law firm), March 2004-July 2007. Associate, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2008, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, SIMC, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Fund or its shareholders and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other

RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by the Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Absent further legislation, the reduced maximum rate to individuals will cease to apply to tax years beginning after December 31, 2010. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.

As noted above, absent further legislation, the reduced tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations) and distributions to individual shareholders should qualify as qualified dividend income (subject to certain limitations). The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund's transactions in foreign currencies and forward currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate Fund investments at a time when the investment adviser might not otherwise have chosen to do so.

The treatment of credit default swaps for federal income tax purposes is subject to significant uncertainty. On July 19, 2004, the Treasury Department and the IRS issued Notice 2004-52 (the "Notice"), requesting information regarding credit default swaps in order to issue guidance on the proper tax treatment of credit default swaps. To date, no such guidance has been issued. The Notice indicates that various possible tax treatments are being considered for credit default swaps, including treatment as a contingent option, a notional principal contract, a financial guarantee or standby letter of credit, or an insurance contract. The amount, timing and character of items of income and loss arising from credit default swaps may be affected by the tax treatment found to be applicable to credit default swaps.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs", the Fund will be subject to one of the following special tax regimes: (i) the Fund would be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

With respect to investments in STRIPs, TRs, TIGRs, LYONs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when SIMC would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

If you are not a citizen or permanent resident of the United States, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The exemptions relating to dividends to foreign persons would apply to dividends with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2010. Non-U.S. investors are encouraged to consult their tax advisor prior to investing in the Fund.

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for the Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the advisers under the Investment Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases, the advisers receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, an adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while an adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, an adviser faces a potential conflict of interest, but an adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The advisers, in the exercise of joint investment discretion over the assets of the Fund, may execute a substantial portion of the Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of the Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to the Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Commission Recapture Program; provided that, the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to the Fund and/or reimburses expenses of the Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to the Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to the Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in the Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund's portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund's Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund's third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holding by overseeing the implementation and enforcement of the Fund's policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of the Fund will vote separately on matters pertaining solely to the Fund, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or this Statement of Additional Information states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 27, 2008, the U.S. Managed Volatility Fund had not commenced operations.

MASTER/FEEDER OPTION

The Trust may in the future seek to achieve the Fund's investment objective by investing all of the Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of the Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Fund. However, shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Fund believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIAN

U.S. Bank National Association ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the U.S. Managed Volatility Fund. U.S. Bank holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation's nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rated "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+". If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form N-1A (File No. 033-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(2)  Amended Schedule B to the Investment Advisory Agreement between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(3)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap and Small Cap Funds as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 033-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.

(d)(5)  Schedule B dated January 1, 1997 to the Investment Sub-Advisory Agreement dated June 14, 1996 between SIMC and LSV Asset Management with respect to the Large Cap and Small Cap Value Funds is herein incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 16, 1999.

(d)(7)  Investment Sub-Advisory Agreement dated September 22, 1999 between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2001.

(d)(8)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 28, 1999.

(d)(9)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(10)  Investment Sub-Advisory Agreement dated September 18, 2000 between SIMC and McKinley Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2000.

(d)(11)  Investment Sub-Advisory Agreement dated October 2, 2000 between SIMC and Sanford C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2001.

(d)(12)  Investment Sub-Advisory Agreement dated April 1, 2008 between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(13)  Interim Investment Sub-Advisory Agreement dated September 28, 2008 between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Fund is filed herewith.

(d)(14)  Investment Sub-Advisory Agreement dated March 14, 2002 between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 29, 2002.

(d)(15)  Investment Sub-Advisory Agreement dated December 13, 1999 between SIMC and Mazama Capital Management, Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(d)(16)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and Metropolitan West Asset Management LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(d)(17)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(18)  Investment Sub-Advisory Agreement dated December 9, 2002 between SIMC and Martingale Asset Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(19)  Investment Sub-Advisory Agreement dated January 24, 2003 between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(20)  Investment Sub-Advisory Agreement dated June 26, 2002 between SIMC and McKinley Capital Management, Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(21)  Investment Sub-Advisory Agreement dated June 22, 1999 between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on May 16, 2003.

(d)(22)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(23)  Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are filed herewith.

(d)(24)  Investment Sub-Advisory Agreement dated August 28, 2003 between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(25)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap and Large Cap Diversified Alpha Funds are herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(26)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(27)  Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are filed herewith.

(d)(28)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Prudential Investment Management, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(29)  Assignment and Assumption Agreement between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(30)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(31)  Schedules A and B dated April 27, 2005 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Small Cap, Small/Mid Cap Equity and Large Cap Funds are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(32)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(33)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Mazama Capital Management, Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(34)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(35)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(36)  Schedules A and B to the Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 23, 2004.

(d)(37)  Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and McKinley Capital Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(38)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management Inc. with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(39)  Investment Sub-Advisory Agreement dated November 5, 2003 between SIMC and Artisan Partners Limited Partnership with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(40)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Lee Munder Investments, Ltd. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(41)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(42)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(43)  Investment Sub-Advisory Agreement dated December 15, 2003 between SIMC and Wellington Management Company LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(44)  Investment Sub-Advisory Agreement dated September 30, 2003 between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(45)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and the Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(46)  Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. (f/k/a ING Ghent Asset Management LLC) with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(47)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and ING Investment Management Co. with respect to the Core Fixed Income Fund are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(48)  Investment Sub-Advisory Agreement dated November 7, 2003 between SIMC and Metropolitan West Asset Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(49)  Investment Sub-Advisory Agreement dated March 31, 2004 between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration and Extended Duration Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(50)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(51)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(52)  Investment Sub-Advisory Agreement dated July 15, 2004 between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 23, 2004.

(d)(53)  Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited with respect to the Emerging Markets Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(54)  Form of Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(55)  Schedules A and B dated June 30, 2005 to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap, International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(56)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund are herein incorporated by reference to Exhibit (d)(69) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(57)  Amendment to Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(58)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(59)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management LLC with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(60)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(61)  Amendment to Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments, Ltd. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(65) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(62)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(63)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(67) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(64)  Amendment to Investment Sub-Advisory Agreement between SIMC and Mazama Capital Management, L.P. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(65)  Amendment to Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(66)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(67)  Amendment to Investment Sub-Advisory Agreement between SIMC and Nomura Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(68)  Amendment to Investment Sub-Advisory Agreement between SIMC and Sanford C. Bernstein & Co., LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(78) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(69)  Amendment to Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(70)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(71)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(72)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(73)  Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value, and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(74)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(75)  Investment Sub-Advisory Agreement dated October 3, 2005 between SIMC and J.P. Morgan Investment Management, Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(76)  Investment Sub-Advisory Agreement dated October 30, 2007 between SIMC and AlphaSimplex Group LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(77)  Investment Sub-Advisory Agreement dated July 25, 2006 between SIMC and Record Currency Management Limited with respect to the International Fixed Income, International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(d)(78)  Investment Sub-Advisory Agreement dated March 9, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(79)  Investment Sub-Advisory Agreement dated October 11, 2005 between SIMC and SSgA Funds Management Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(80)  Investment Sub-Advisory Agreement dated April 1, 2006 between SIMC and Stone Harbor Investment Partners, LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(81)  Investment Sub-Advisory Agreement dated September 30, 2006 between SIMC and BlackRock Capital Management, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(d)(82)  Investment Sub-Advisory Agreement dated October 9, 2006 between SIMC and AXA Rosenberg Investment Management LLC with respect to the International Equity, Emerging Markets Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(83)  Amended Schedules A and B dated September 18, 2007 to the Investment Sub-Advisory Agreement dated October 9, 2007 between SIMC and AXA Rosenberg Investment Management LLC with respect to the Screened World Equity Ex-US Fund are herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(84)  Investment Sub-Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(85)  Investment Sub-Advisory Agreement dated September 29, 2006 between SIMC and Highland Capital Management, L.P. with respect to the Enhanced LIBOR Opportunities Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(86)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(87)  Amended Schedules A and B to the Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(88)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited with respect to the Enhanced LIBOR Opportunities Fund are herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(89)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Lee Munder Investments Ltd. with respect to the Small/Mid Cap Equity Fund are herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(90)  Investment Sub-Advisory Agreement dated December 13, 2006 between SIMC and Deutsche Investment Management Americas, Inc. with respect to the Real Return Plus Fund is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(91)  Investment Sub-Advisory Agreement dated December 13, 2006 between SIMC and First Quadrant, L.P. with respect to the Real Return Plus Fund is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(92)  Investment Sub-Advisory Agreement dated May 10, 2007 between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(104) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(93)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management Inc. with respect to the Small/Mid Cap Equity, Emerging Markets Equity and Small Cap Funds is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(d)(94)  Amended Schedules A and B dated December 7, 2006 to the Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity and Enhanced LIBOR Opportunities Funds are herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(95)  Investment Sub-Advisory Agreement dated March 30, 2007 between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(d)(96)  Investment Sub-Advisory Agreement dated July 13, 2007 between SIMC and Janus Capital Management LLC, with respect to the Small Cap and Small/Mid Cap Funds is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(d)(97)  Investment Sub-Advisory Agreement dated October 10, 2007 between SIMC and ING Investment Management Advisors, B.V. with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(110) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 20, 2007.

(d)(98)  Investment Sub-Advisory Agreement dated November 28, 2007 between SIMC and AllianceBernstein L.P. with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(114) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(99)  Investment Sub-Advisory Agreement dated October 31, 2007 between SIMC and McKinley Capital Management, Inc. with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(100)  Investment Sub-Advisory Agreement dated January 16, 2008 between SIMC and Quantitative Management Associates LLC with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(111) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(101)  Investment Sub-Advisory Agreement dated June 27, 2008 between SIMC and Artisan Partners Limited Partnership with respect to the World Equity Ex-US and Emerging Markets Equity Funds is herein incorporated by reference to Exhibit (d)(112) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(102)  Investment Sub-Advisory Agreement dated June 26, 2008 between SIMC and Delaware Management Company with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(113) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(103)  Investment Sub-Advisory Agreement dated August 1, 2008 between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap, Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds is herein incorporated by reference to Exhibit (d)(105) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(d)(104)  Investment Sub-Advisory Agreement dated June 30, 2008 between SIMC and Oppenheimer Capital LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(115) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(105)  Investment Sub-Advisory Agreement dated July 15, 2008 between SIMC and Principal Global Investors, LLC with respect to the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(116) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(106)  Investment Sub-Advisory Agreement dated July 15, 2008 between SIMC and Wells Capital Management Inc. with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(d)(107)  Investment Sub-Advisory Agreement dated September 12, 2008 between SIMC and Neuberger Berman Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(109) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(d)(108)  Investment Sub-Advisory Agreement dated December 2, 2008 between SIMC and Declaration Management & Research LLC with respect to the International Equity and World Equity Ex-US Funds is filed herewith.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(e)(2)  Schedule A to the Distribution Agreement between the Trust and SEI Investments Distribution Co., as amended September 16, 2004, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 23, 2004.

(e)(3)  Amended Schedule A to the Amended and Restated Distribution Agreement is herein incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(e)(4)  Amended Schedule A to the Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank National Association dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(h)(2)  Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management), as amended September 16, 2004, is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 23, 2004.

(h)(3)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(h)(4)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(5)  The Code of Ethics for AllianceBernstein L.P., dated January 2007, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(6)  The Code of Ethics for Artisan Partners Limited Partnership, dated May 1, 2008, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(7)  The Code of Ethics for BlackRock Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2005.

(p)(8)  The Code of Ethics for The Bank of New York Mellon Corporation, the parent company of The Boston Company Asset Management LLC, dated July 2007, is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(9)  The Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(10)  The Code of Ethics for Lee Munder Investments, Ltd., dated 2005, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(p)(11)  The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(p)(12)  The Code of Ethics for Martingale Asset Management, L.P., dated August 18, 2008, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(p)(13)  The Code of Ethics for Mazama Capital Management, Inc., dated March 17, 2008, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(14)  The Code of Ethics for McKinley Capital Management Inc., dated 2005, is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(p)(15)  The Code of Ethics for Metropolitan West Asset Management LLC, dated February 2008, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(16)  The Code of Ethics for Montag & Caldwell, Inc. is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(17)  The Code of Ethics for Nomura Corporate Resesarch & Asset Management Inc. is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(18)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(19)  The Code of Ethics for Wellington Management Company, LLP, dated February 17, 2006, updated January 1, 2007 is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(20)  The Code of Ethics for Wells Capital Management, Inc., dated February, 2007, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(21)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(22)  The Code of Ethics for Aronson+Johnson+Ortiz, LP is filed herewith.

(p)(23)  The Code of Ethics for INTECH Investment Management LLC, dated February 19, 2008, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(24)  The Code of Ethics for Analytic Investors, LLC is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(p)(25)  The Code of Ethics for Quantitative Management Associates, LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(p)(26)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated June 8, 2006, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(27)   The Code of Ethics for ING Investment Management Co. is herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(28)  The Code of Ethics for Integrity Asset Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(p)(29)  The Code of Ethics for Rexiter Capital Management Limited, dated October, 2005, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(30)  The Code of Ethics for Acadian Asset Management LLC, dated April, 2006, is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(31)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated May 15, 2007, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(32)  The Code of Ethics for Ashmore Investment Management Limited, dated February 19, 2007, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(33)  The Code of Ethics for AlphaSimplex Group, LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(p)(34)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated January 1, 2008, is herein incorporated by reference to Exhibit (p)(36) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(35)  The Code of Ethics for Record Currency Management Limited is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(36)  The Code of Ethics for SSgA Funds Management, Inc., dated May 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(37)  The Code of Ethics for Stone Harbor Investment Partners LP is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(38)  The Code of Ethics for AXA Rosenberg Investment Management Inc., dated February 7, 2005, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(39)  The Code of Ethics for Robeco Investment Management, Inc. is filed herewith.

(p)(40)  The Code of Ethics for Highland Capital Management, L.P. is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(41)  The Code of Ethics for Deutsche Investment Management Americas Inc. is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(p)(42)  The Code of Ethics for First Quadrant, L.P., dated February 2007, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(43)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(44)  The Code of Ethics for Janus Capital Management LLC, dated February 19, 2008, is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(45)  The Code of Ethics for PanAgora Asset Management, Inc., dated September 30, 2008, is filed herewith.

(p)(46)  The Code of Ethics for ING Investment Management Advisors, B.V. is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 20, 2007.

(p)(47)  The Code of Ethics for Legg Mason Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(48)  The Code of Ethics for Allianz Global Investors of America L.P., the parent company of Oppenheimer Capital LLC, is herein incorporated by reference to Exhibit (p)(50) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(49)  The Code of Ethics for Principal Global Investors, LLC is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(50)  The Code of Ethics for Neuberger Berman Management Inc., dated September 2006, is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 26, 2008.

(p)(51)  The Code of Ethics for Declaration Management & Research LLC is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, Nina Lesavoy, James M. Storey, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

Item 24.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The adviser and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Linda Gibson Member of Board of Managers	Old Mutual (US) Holdings Inc. Larch Lane Advisors, LLC 2100 Capital Group LLC Old Mutual Asset Management Trust Company	Executive Vice President, Secretary and General Counsel Board Member Board Member Board Member

Thomas Turpin Member of Board of Managers	Old Mutual (US) Holdings Inc.
Old Mutual Funds III
Old Mutual Capital, Inc.
Old Mutual Group Limited
Old Mutual Group Services
Limited
Liberty Ridge Capital, Inc.
Larch Lane Advisors, LLC
Provident Investment Counsel,
Inc.
Ashfield Capital Partners, LLC
Old Mutual Funds II
Old Mutual Insurance Series
Fund
Old Mutual Asset Managers
(UK) Ltd.
Analytic Investors, LLC
Copper Rock Capital Partners,
LLC	Executive Vice President and
Chief Operating Officer
Board Member
Board Member
Board Member
Board Member
Chairman and Director
Board Member
Board Member
Board Member
Board Member
Board Member
Board Member
Board Member
Board Member

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Old Mutual Asset Management Trust Company 2100 Capital Group LLC Rogge Global Partners plc Investment Counselors of Maryland, LLC LML Holdings, Inc.	Board Member Board Member Board Member Board Member Board Member

Stephen Clarke Member of Board of Managers	Old Mutual (US) Holdings Inc. Lincluden Management Limited	Senior Vice President, Relationship Manager Board Member

John Grady Member of Board of Managers	Old Mutual (US) Holdings Inc.	Executive Vice President, Strategy and Business Development

Kathryn Horgan Member of Board of Managers	Old Mutual (US) Holdings Inc.	Executive Vice President, Director of Human Resources

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser for the Registrant's Emerging Markets Equity, International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds and AllianceBernstein's investment unit of Sanford C. Bernstein & Co., LLC ("Bernstein"), a wholly-owned subsidiary and an investment unit of AllianceBernstein, is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein and Bernstein are registered investment advisers under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lewis A. Sanders Chairman of the Board, Chief Executive Officer and Director, Chief Investment Officer	—	—

Henri de Castries Director	AXA AELIC AXA Financial	Chairman, Management Board Director Chairman of the Board

Christopher M. Condron Board Director	AXA AELIC AXA Financial	Member of the Management Chairman, Chief Executive Officer Director, President & Chief Executive Officer

Denis Duverne Director	AXA AELIC	Chief Financial Officer Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard S. Dziadzio Director	—	—

Deborah S. Hechinger Director	—	—

Gerald M. Lieberman President, Chief Operating Officer and Director	AXA	Executive Committee

Lorie A. Slutsky Director	The New York Community Trust AELIC	President and Chief Executive Officer Director

Dominique Carrel-Billard Director	AXA	Chief Executive Officer

Peter J. Tobin Director	AXA	Director

Peter Etzenbach Director	—	—

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

Nick Lane Director	—	—

A.W. (Pete) Smith, Jr. Director	Smith Consulting	President

Seth J. Masters Executive Vice President	—	—

Sharon E. Fay Executive Vice President	—	—

Mark R. Manley Senior Vice President, Deputy General Counsel and Chief Compliance Officer	—	—

Robert Henry Joseph Jr. Senior Vice President & Chief Financial Officer	—	—

Edward J. Farrell Senior Vice President and Controller	—	—

Marilyn Fedak Executive Vice President	—	—

Thomas S. Hexner Executive Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Marc O. Mayer Executive Vice President	—	—

James G. Reilly Executive Vice President	—	—

Lawrence H. Cohen Executive Vice President	—	—

Laurence E. Cranch Executive Vice President and General Counsel	—	—

Christopher Toub Executive Vice President	—	—

Lisa Shalett Executive Vice President	—	—

David Steyn Executive Vice President	—	—

Douglas J. Peebles Executive Vice President	—	—

Mark R. Gordon Executive Vice President	—	—

James A. Gingrich Executive Vice President	—	—

Jeffrey S. Phlegar Executive Vice President	—	—

Gregory J. Tencza Executive Vice President	—	—

AlphaSimplex Group LLC

AlphaSimplex Group LLC ("AlphaSimplex") is a sub-adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal business address of AlphaSimplex is One Cambridge Center, Cambridge, Massachusetts 02142. AlphaSimplex is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew W. Lo Chief Scientific Officer, Chairman of the Investment Committee, Chairman of the Board of Directors	Sloan School of Management,
Massachusetts Institute of
Technology

Laboratory for Financial
Engineering, Massachusetts
Institute of Technology

Westpeak Global Advisors, L.P.
FINRA

National Bureau of Economic
	Research	Harris & Harris Group Professor Director Director Economic Advisory Board Member Research Associate

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jeremiah H. Chafkin President, Director	Westpeak Global Advisors, L.P.	Director

Pierre Servant Director	Natixis Global Asset Management	President and CEO

Duncan B. E. Wilkinson Director	Natixis Global Asset Management, L.P.	Executive Vice President and Director of U.S. Affiliates

Arnout M. Eikeboom Chief Risk Officer and Chief Compliance Officer	—	—

Kendall A. Walker Chief Financial Officer	—	—

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a sub-adviser for the Registrant's Large Cap Disciplined Equity and Large Cap Diversified Alpha Funds. The principal business address of Analytic is 55 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors Bonneville Holding Corporation Deseret Trust Company Deseret Trust Company of California	President Director Director Director

Thomas Turpin Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer

Harindra de Silva Director and President	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Marie Nastasi Arlt Director and Chief Operating Officer	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Ares Management LLC

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard S. Davis Executive Vice President, Finance and Administration and Co-Chief Operating Officer	Arden Realty	Chief Financial Officer

Karen A. Tallman Chief Compliance Officer	Continuum Commerce LLC	General Counsel

Michael D. Weiner Co-Chief Operating Officer and Chief Legal Officer	Apollo Management	General Counsel

Aronson+Johnson+Ortiz, LP

Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser for the Registrant's Large Cap and Large Cap Diversified Alpha Funds. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal Portfolio Manager	—	—

Kevin M. Johnson Principal Portfolio Manager	—	—

Martha E. Ortiz Principal Portfolio Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stefani Cranston Principal Portfolio Manager	—	—

Stuart P. Kaye Principal Portfolio Manager	Invesco	Global Partner (1997 – 2008)

Gina Marie N. Moore Principal Portfolio Manager	—	—

R. Brian Wenzinger Principal Portfolio Manager	—	—

Douglas D. Dixon Principal Trading	—	—

Gregory J. Rogers Principal Trading	—	—

Paul Dodge Principal Operations	—	—

Joseph F. Dietrick Principal Chief Compliance Officer	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap, World Equity Ex-US and Emerging Markets Equity Funds. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer President

Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer Chief Financial Officer and Treasurer

Janet D. Olsen General Counsel	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President and Secretary

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Karen L. Guy Chief Operating Officer— Business Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Eric R. Colson Chief Operating Officer— Investment Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 61 Aldwych, London, United Kingdom WC2B 4AE. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Langhorn Coombs Director	Ashmore Group plc
Ashmore Investments (UK) Ltd
Ashmore Asset Management
Limited
EMTA (formerly "Emerging
Markets Traders Association"
US Registered)
Ashmore Russian Equity Fund
(Cayman Islands registered)
Ashmore AOF (GP) Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund Limited
(Guernsey registered)
Ashmore Global Special
Situations Fund 2 Limited
(Guernsey registered)
Ashmore Emerging Markets
Debt Fund (Cayman Islands
registered)
Ashmore Management Company
Limited (Guernsey registered)
CPI Limited (Cayman Islands
registered)
Ashmore Cayman SPC Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund 3 Limited
(Guernsey registered)	Director
Director
Director
Director (Co-chair)

Director (resigned July 4, 2006)
Director (Company struck off
register 12/29/2006)
Director (resigned November 4,
2006)
Director (resigned November 4,
2006)
Director (resigned May 4, 2006)

Director (resigned May 4, 2006)
Director (resigned December 4,
2006)
Director (resigned December 4,
2006)
Director (resigned April 10, 2006)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ashmore Emerging Markets Debt
and Currency Fund (Guernsey
registered)
Ashmore SICAV (Luxembourg
registered)
Ashmore (Hong Kong) Limited
(Hong Kong registered)
Ashmore Energy International
Limited (Cayman Islands
registered)
Yamal Co Energy Partners
Limited
Ashmore Local Currency Fund
(Cayman Islands registered)
Fidelity Cayman Investment
Company Limited (Cayman
Islands registered)
The Ashmore Group plc Limited
Pension Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Mark Coombs
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Julian Green
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Christopher Raeder
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Jerome Booth	Director (resigned November 4,
2006)
Director (resigned May 31, 2006)
Director (resigned November 11,
2007)
Director (extinguished, as the
company was dissolved on
December 29, 2007)
Director (resigned December 15,
2006)
Director (resigned May 4, 2006)
Director (resigned December 4,
2006)
Trustee (Ceased)
Trustee

Trustee

Trustee

Trustee

Trustee

Graeme Dell—Director (appointed December 19, 2007)	Ashmore Group plc Ashmore Investments (UK) Limited Ashmore Global Opportunities Limited	Director (appointed December 19, 2007) Director (appointed December 19, 2007) Director (appointed March 5, 2008)

Mark Grimwood—Director (appointed October 31, 2007, resigned December 19, 2007)	Ashmore Investments (UK) Limited	Director (appointed October 31, 2007, resigned December 19, 2007)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jon Moulton—Director (resigned March 12, 2007)	Ashmore Investments (UK)
Limited
Alchemy Partners (Guernsey) Ltd
(Guernsey registered)
Alchemy Partners LLP
30 St James's Square Investments
Ltd
Airborne Systems Group Limited
Airborne Systems Holdings Ltd
Airborne Systems Limited
Ashmore Group plc
Aries (Mauritius registered)
Cedar Ltd In Liquidation
Cedar Crestone (US-Delaware)
registered Data Point Finance
Ltd (In Liquidation)
Edlaw plc
Point-on Holdings
Redac Ltd
Redac Gratis Limited
Redac Group Ltd
Redac Group No 2 Ltd
Sandsenor Ltd In Liquidation
Sylvan International Limited
Tattershall Castle Group Limited
TCG Holdings Ltd
UK Stem Cell Foundation.	Director (resigned March 12,
2007)
Director
Managing Partner
Director
Director
Director
Director
Director
Director
Director
Director

Director
Director
Director
Director
Director
Director
Director
Director
Director
Director
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Neilsen Pettigrew Director (resigned October 31, 2007)	Edinburgh Investment Trust plc
CMC Markets plc
Ashmore Group plc

Ashmore Investments (UK)
Limited
Bavensdale Company
Butler Securities Nominees Ltd
Carlingdale Company
Exco International plc
Exco Nominees Limited
Exco Overseas Limited
Garban Broking Holdings
(Europe) Limited
Garban Europe Limited
Garban Group Holidngs Limited
Garban Information Systems
Limited
Garban International
Garban Nominees Limited
Garban-Intercapital (2001)
Limited
Garban-Intercapital (Dakleigh)
Garban-Intercapital America
(No.1) Limited
Garban-Intercapital America
(No.2) Limited
Garban-Intercapital America
(No.4) Limited
Garban-Intercapital US Investments
(Holdings) Limited
Garban-Intercapital US Investments
(No 1) Limited
Garban-Intercapital US Investments
(No 2) Limited
GHL Investments Limited
ICAP America Investments
Limited
ICAP Energy Limited
ICAP Europe Limited
ICAP Futures Limited
ICAP Holdings (USA) Inc
ICAP Investments Limited
ICAP Management Services
Limited	Director
Director
Director (resigned October 31,
2007)
Director (resigned October 31,
2007)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Director (resigned June 2, 2006)

Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
ICAP New Jersey (No 1) LLC
ICAP New Jersey (No 1) LLC
(Branch)
ICAP North America Investments
Limited
ICAP plc
ICAP Securites Limited
ICAP SPV Limited
ICAP US No.1 Limited
ICAP US No.2 Limited
ICAP WCLK Limited
Intercapital plc
T & M Securities Limited
Zedco Ltd	Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)
Director (resigned June 2, 2006)

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Emerging Markets Equity and Screened World Equity Ex-US Funds. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephane Prunet Global Chief Executive Officer	AXA Investment Managers SA	Member, AXA IM Executive Committee

Agustin Sevilla Global Chief Investment Officer	—	—

William E. Ricks Chief Executive Officer and Chief Investment Officer of The Americas	—	—

Barr Rosenberg Chairman	—	—

Kenneth Reid Group Vice Chairman	—	—

Vincent Ordonneau Global Chief Financial Officer	—	—

William R. Wiebe Global Head of Legal and Compliance	—	—

BlackRock Capital Management, Inc.

BlackRock Capital Management, Inc. ("BlackRock") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809. BlackRock is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ann Marie Petach Chief Financial Officer and Managing Director	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC

BlackRock Advisors Holdings, Inc.
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.

BlackRock Holdco 2, Inc.

BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock Investment
Management, LLC
BlackRock Lux Finco S.a r.l.

BlackRock Operations
(Luxembourg) S.a r.l.
BlackRock Portfolio Holdings, Inc.

BlackRock Portfolio Investments,
LLC
BlackRock UK 1 LP

BlackRock US Newco, Inc.

State Street Research &
Management Company
SSRM Holdings, Inc.
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Directo
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Director
Chief Financial Officer and
Managing Directorr

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert P. Connolly General Counsel, Managing Director and Secretary	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC

BlackRock Advisors Holdings, Inc.

BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.

BlackRock Holdco 2, Inc.

BlackRock Portfolio Investments,
LLC
BlackRock UK 1 LP

BlackRock US Newco, Inc.

State Street Research &
Management Company
SSRM Holdings, Inc.

BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investments, Inc.

BlackRock Investment
Management, LLC
BlackRock Lux Finco S.a r.l.

BlackRock Operations
(Luxembourg) S.a r.l.
BlackRock Portfolio Holdings, Inc.
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
Officer
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Laurence D. Fink Chief Executive Officer	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.

BlackRock Advisors Singapore
Pte. Ltd.
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.
BlackRock Funding International,
Ltd.
BlackRock Equity-Bond Funds
BlackRock Holdco 2, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investments, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock US Newco, Inc.

State Street Research &
Management Company
SSRM Holdings, Inc.
Chief Executive Officer and
Director
Chairman, Chief Executive
Officer and Director
Chief Executive Officer
Chief Executive Officer and
Director
Chairman and Chief Executive
Officer
Chief Executive Officer and
Director
Chief Executive Officer
Director
Director/Trustee
Chief Exeutive Officer and
Director
Chief Executive Officer

Chief Executive Officer and
Director
Officer
Chairman and Director
Chief Executive Officer

Chief Executive Officer
Chief Executive Officer

Chairman and Chief Executive
Officer
Chairman, Chief Executive
Officer and Director
Chairman, Chief Executive
Officer and Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert S. Kapito President and Director	BAA Holdings, LLC
BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.
BlackRock Advisors Singapore
Pte. Ltd.
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.
BlackRock Funding International,
Ltd.
BlackRock Holdco 2, Inc.
BlackRock (Institutional) Canada
Ltd.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investments, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock Realty Advisors, Inc.
BlackRock US Newco, Inc.
Carbon Capital III, Inc.
State Street Research &
Management Company
SSRM Holdings, Inc.	President and Director
President and Director
President and Director
President and Director
President

President and Director

President and Director
Director

President and Director
President and Director

President and Director

President and Director

Officer
Director
President

President and Director
President and Director

Director
President and Director
Director
President and Director

President and Director

Paul Audet Vice Chairman and Director	BAA Holdings, LLC
BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings,
Inc.
BlackRock Cayco Limited
BlackRock Cayman Company
BlackRock Cayman Newco
Limited
BlackRock Financial
Management, Inc.
	BlackRock Finco, LLC	Vice Chairman and Director Vice Chairman Vice Chairman and Director Vice Chairman Director Director Director Vice Chairman Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
BlackRock Finco UK, Ltd.
BlackRock Funding, Inc.
BlackRock Funding International,
Ltd.
BlackRock Holdco Limited
BlackRock Holdco 2, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
Management, LLC
BlackRock Lux Finco S.a r.l.
BlackRock Operations
(Luxembourg) S.a r.l.
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock UK 1 LP
BlackRock US Newco, Inc.
State Street Research &
Management Company
SSRM Holdings, Inc.	Director
Vice Chairman and Director
Director

Director
Vice Chairman
Vice Chairman and Director

Vice Chairman

Officer
Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman and Director
Vice Chairman and Director

Vice Chairman
Vice Chairman and Director
Vice Chairman

Vice Chairman

Charles Hallac Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.
BlackRock India Private Ltd.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock US Newco, Inc.
State Street Research &
Management Company
	SSRM Holdings, Inc.	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Director Vice Chairman Vice Chairman FSA Approved Person Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barbara Novick Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.
BlackRock Holdco 2, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investments, Inc.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock US Newco, Inc.
State Street Research &
Management Company
SSRM Holdings, Inc.	Vice Chairman
Vice Chairman
Vice Chairman
Vice Chairman

Vice Chairman
Vice Chairman
Vice Chairman

Vice Chairman

Officer
Chief Executive Officer
Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman

Scott Amero Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.
BlackRock Financial Management,
Inc.
BlackRock Funding, Inc.
BlackRock Holdco 2, Inc.
BlackRock Institutional
Management Corporation
BlackRock International Holdings,
Inc.
BlackRock International, Ltd.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock US Newco, Inc.
Anthracite Capital Inc.
State Street Research &
Management Company
	SSRM Holdings, Inc.	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Officer Vice Chairman Vice Chairman Vice Chairman Vice Chairman Director Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Susan Wagner Vice Chairman and Chief Operating Officer	BAA Holdings, LLC

BlackRock, Inc.

BlackRock Advisors, LLC

BlackRock Advisors Holdings, Inc.

BlackRock Financial
Management, Inc.
BlackRock Finco UK, Ltd.
BlackRock Funding, Inc.

BlackRock Holdco 2, Inc.

BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
Management, LLC
BlackRock Portfolio Holdings, Inc.

BlackRock Portfolio Investments,
LLC
BlackRock US Newco, Inc.

State Street Research &
Management Company
SSRM Holdings, Inc.	Vice Chairman, Chief Operating
Officer and Director
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Director
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer
Vice Chairman and Chief
Operating Officer

Robert Doll Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.
BlackRock Holdco 2, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock Investment
	Management, LLC	Vice Chairman and Director Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	BlackRock Portfolio Holdings, Inc. BlackRock Portfolio Investments, LLC BlackRock US Newco, Inc. Portfolio Administration & Management Ltd. State Street Research & Management Company SSRM Holdings, Inc.	Vice Chairman Vice Chairman Vice Chairman Director Vice Chairman Vice Chairman

Robert Fairbairn Vice Chairman	BlackRock, Inc.
BlackRock Advisors, LLC
BlackRock Advisors Holdings, Inc.
BlackRock Asset Management
U.K. Limited
BlackRock Financial
Management, Inc.
BlackRock Funding, Inc.
BlackRock Institutional
Management Corporation
BlackRock International
Holdings, Inc.
BlackRock International, Ltd.
BlackRock Investment
Management (Australia) Limited
BlackRock Investment
Management International
Limited
BlackRock Investment
Management, LLC
BlackRock Investment
Management (UK) Limited
BlackRock Jersey Holdco Limited
BlackRock Lux Finco S.a r.l.
BlackRock Operations
(Luxembourg) S.a r.l.
BlackRock Portfolio Holdings, Inc.
BlackRock Portfolio Investments,
LLC
BlackRock UK 1 LP
BlackRock US Newco, Inc.
Grosvenor Ventures Limited
Grosvenor Alternate Partner
Limited
State Street Research &
Management Company
SSRM Holdings, Inc.	Vice Chairman
Vice Chairman
Vice Chairman
Chairman and Director

Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman

Chairman and Director
Director

Chairman and Director

Vice Chairman

Director

Director
Vice Chairman
Vice Chairman

Vice Chairman
Vice Chairman

Vice Chairman
Vice Chairman
Director
Director

Vice Chairman

Vice Chairman

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, Massachusetts 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Corey Griffin Director, Chairman	Bank of New York Mellon TBC General Partner, LLC Standish Mellon Asset Management, LLC	Senior Vice President Director, President Member

Phillip N. Maisano Manager	Dreyfus Corporation Founders Asset Management LLC Franklin Portfolio Associates, LLC Mellon Capital Management Corp. Newton Management Limited Standish Mellon Asset Management Company LLC EACM Advisors LLC	CIO, Vice Chair and Director Member, Board of Managers Director Director Director Member, Board of Managers Chairman of Board

Ronald O'Hanley Chairman of the Board	EACM Advisors, LLC
MAM (DE) Trust
MAM (MA) Holdings Trust
Franklin Portfolio Holdings, LLC
Mellon Capital Management
Corporation
Bank of New York Mellon
Corporation
Pareto Investment Management
Limited
Standish Mellon Asset
Management Company LLC
	The Dreyfus Corporation	Board of Managers Trustee & President Trustee & President Director Director Vice Chairman, Executive Committee Non Executive Director Director Vice Chairman, Director

Edward Ladd Director	Standish Mellon Asset Management Company LLC	Manager

Scott E. Wennerholm Director	EACM Advisors, LLC Franklin Portfolio Holdings, LLC MAM (MA) Holdings Trust Mellon Capital Management Corporation Newton Management Limited Standish Mellon Asset Management Company LLC	Director Director Trustee Director Director Director

Declaration Management & Research LLC

Declaration Management & Research LLC ("Declaration"), an MFC Global Investment Management Company indirectly wholly-owned by John Hancock Financial Services, Inc., a unit of Manulife Financial Corporation, is a sub-adviser for the Registrant's International Equity and World Equity Ex-US Funds. The principal business address of Declaration is 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102. Declaration is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Warren A. Thomson Chairman and Director	John Hancock Life Insurance Company and affiliates; Boston, Massachusetts	Director; Executive Vice President

Ronald J. McHugh Director	John Hancock Life Insurance Company; Boston, Massachusetts	Senior Vice President

John M. DeCiccio Director	Hancock Natural Resource Group, Inc.; Boston, Massachusetts	Director

Janis L. Largesse Director	John Hancock Life Insurance Company, Boston, Massachusetts	Assistant Vice President

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust, ("DMC") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and High Yield Bond Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. Kaydon Corp.	Chairman, President and Chief Executive Officer Various executive capacities President Director

Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments Family of Funds Delaware Investments Delaware Investment Advisers (a series of Delaware Management Business Trust)	Executive Vice President, Head of Equity Investments Various executive capacities Executive Vice President, Chief Investment Officer, Head of Equity Investments

John C.E. Campbell Executive Vice President, Global Marketing & Client Services	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Investments Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. HYPPCO Finance Company Ltd.	Executive Vice President, Managing Director—Fixed Income Various executive capacities Executive Vice President, Managing Director, Chief Investment Officer—Fixed Income Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Emerging Growth Equity Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Head of Municipal Bond Investments Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Similar capacities as positions with the Adviser

Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments Family of Funds Delaware Investments	Senior Vice President/Director of Municipal Research Various executive capacities

Stephen J. Busch Senior Vice President/Investment Accounting	Delaware Investments	Various executive capacities

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments Family of Funds Delaware Investments	Senior Vice President— Investment Systems Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer—Emerging Markets Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Robert F. Collins Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stephen J. Czepiel Senior Vice President, Portfolio Manager, Senior Municipal Bond Trader	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Municipal Bond Trader Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Research Analyst Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

James A. Forant Senior Vice President, Director—Technical Services	Delaware Investments	Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Head of Equity Trading Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Director of Quantitative Research Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments Various executive capacities

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Core Equity Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments Family of Funds Delaware Investments Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer Various executive capacities Senior Vice President, Chief Compliance Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Large Cap Value Various executive capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments Family of Funds Delaware Investments Optimum Fund Trust Lincoln National Investment Companies, Inc.	Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel
Various executive capacities

Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer

Philip R. Perkins Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Richard Salus Senior Vice President, Chief Financial Officer	Delaware Investments Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. Optimum Fund Trust	Senior Vice President, Chief Financial Officer Various executive capacities Senior Vice President, Controller, Treasurer Senior Vice President, Chief Financial Officer

Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer—Focus Growth Equity Various executive capacities

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Investments Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Deutsche Investment Management Americas Inc.

Deutsche Investment Management Americas Inc. ("Deutsche") is a sub-adviser for the Registrant's Real Return Plus Fund. The principal business address of Deutsche is 345 Park Avenue, New York, New York 10154. Deutsche is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Cullen Executive Vice President	Gordian Knot Ltd. Sigma Finance Corp.	Board of Directors (resigned in November 2007) Board of Directors (resigned in November 2007)

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap Diversified, Large Cap and Large Cap Disciplined Equity Funds. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

First Quadrant, L.P.

First Quadrant, L.P. ("First Quadrant") is a sub-adviser for the Registrant's Real Return Plus Fund. The principal business address of First Quadrant is 800 E. Colorado Blvd., Suite 900, Pasadena, California 91101. First Quadrant is a registered investment adviser under the Advisers Act.

First Quadrant's general partner, Affiliated Managers Group, Inc. ("AMG"), located at 600 Hale Street, Prides Crossing, MA 01965, holds an equity interest in 28 other affiliates. First Quadrant's only business relationship with any of these affiliates is with Managers Group LLC ("MIG"), and Affiliated Managers Group PTY Ltd. ("AMG Pty Ltd."). With respect to MIG, First Quadrant serves as sub-adviser to a series of mutual funds advised by MIG and is party to an investment adviser servicing agreement and sub-advisory marketing agreement with MIG. With respect to AMG Pty Ltd., First Quadrant is party to a client service/marketing agreement with AMG Pty Ltd.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Max Darnell Partner and Chief Investment Officer	FQN Management, LLC	President (business closed December 2007)

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S.Weinberg Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co	Vice Chairman Managing Director

Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co	Chairman, Chief Executive Officer and Director Managing Director

Highland Capital Management, L.P.

Highland Capital Management, L.P. ("Highland Capital") is a sub-adviser for the Registrant's Enhanced LIBOR Opportunities Fund. The principal business address of Highland Capital is 13455 Noel Road, Suite 800, Dallas, Texas 75240. Highland Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark Okada Co-Founder and Chief Investment Officer	Highland Capital Management Services, Inc. NexBank Capital, Inc. Prospect Management Advisors, L.P. Prospect Securities, L.P. Highland Capital Management Europe, Limited	Executive Vice President Director Partner Partner Director

ING Investment Management Advisors, B.V.

ING Investment Management Advisors, B.V. ("IIMA") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal address for IIMA is Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK. ING Investment Management Advisors, B.V. is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Merel Van Vroonhoven Officer	Various subsidiaries of ING Investment Management Company Europe	Officer

Gilbert Van Hassel Officer	Various subsidiaries of ING Investment Management Co.	Officer

Jonathan T. Atack Officer	Various subsidiaries of ING Investment Management Co.	Officer

Jan G.S. Straatman Officer	Various subsidiaries of ING Investment Management Co.	Officer

Michael Van Elk Officer	Various subsidiaries of ING Investment Management Co.	Officer

Gorky Urquieta Portfolio Manager	ING Investment Management Co.	Portfolio Manager

Daniel Eustaquio Portfolio Manager	ING Investment Management Co.	Portfolio Manager

ING Investment Management Co.

ING Investment Management Co. ("ING IM") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of ING IM is 230 Park Avenue, 13th Floor, New York, New York 10169. ING IM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of ING IM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Matthew G. Bevin Chief Executive Officer & Principal	INVESCO—National Asset Management	(2001 – 2002) Director of Product Management

Daniel G. Bandi CFA, Chief Investment Officer, Value Equities & Principal	National City Investment Management, Co.	(1998 – 2003) Managing Director of Equity Investment

Daniel J. DeMonica CFA, Senior Portfolio Manager & Principal	National City Investment Management, Co.	(2001 – 2003) Portfolio Manager

Adam I. Friedman Senior Portfolio Manager & Principal	National City Investment Management, Co.	(1998 – 2003) Senior Portfolio Manager

William H. McNett CFA, Senior Portfolio Manager & Principal	Turner Investments	(1999 – 2003) Principal/ Client Service

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robin C. Beery Chief Marketing Officer and Executive Vice President	Janus Capital Group Inc. Janus Services LLC Janus Distributors LLC Enhanced Investment Technologies, LLC	Chief Marketing Officer and Executive Vice President Executive Vice President Executive Vice President Working Director

Gary D. Black Chief Executive Officer	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Services LLC Janus Distributors LLC Bay Isle Financial LLC Enhanced Investment Technologies, LLC	Chief Executive Officer and Director Director and President Executive Vice President Executive Vice President President Working Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel P. Charles Senior Vice President and Managing Director of JanusIntech Institutional Asset Management	Janus Services LLC Janus Distributors LLC Enhanced Investment Technologies, LLC	Senior Vice President and Managing Director of JanusIntech Institutional Asset Management Senior Vice President and Managing Director of JanusIntech Institutional Asset Management Working Director

Jonathan D. Coleman Executive Vice President and Co-Chief Investment Officer	—	—

Gregory A. Frost Executive Vice President and Chief Financial Officer	Janus Capital Group Inc.
Janus Capital Asia Limited
Janus Capital International
Limited
Janus Holdings Corporation
Janus International Holding
LLC
Janus Management Holdings
Corp.
Janus Services LLC

Bay Isle Financial LLC

Berger Financial Group
Capital Group Partners, Inc.

Enhanced Investment
Technologies, LLC
Janus Distributors LLC

Janus Capital Singapore Pte.
Limited	Executive Vice President and
Chief Financial Officer
Director
Director
Senior Vice President, Controller
and Director
Executive Vice President,
Controller and Director
Executive Vice President, Chief
Financial Officer and Director
Executive Vice President and
Chief Financial Officer
Executive Vice President and
Chief Financial Officer
Vice President
Executive Vice President, Chief
Financial Officer and Director
Vice President and Working
Director
Chief Financial Officer and
Executive Vice President
Director

Scott S. Grace Senior Vice President	Janus Capital Group, Inc. Janus Management Holdings Corp. Capital Group Partners, Inc.	Senior Vice President Senior Vice President Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Heidi W. Hardin General Counsel and Senior Vice President	Janus Services, LLC Janus Distributors LLC	General Counsel and Senior Vice President General Counsel and Senior Vice President

Kelley Abbott Howes Chief Administrative Officer, Executive Vice President and General Counsel	Janus Capital Group Inc. Janus Management Holdings Corp. Capital Group Partners, Inc. Enhanced Investment Technologies, LLC Janus Distributors LLC	Chief Administrative Officer,
Executive Vice President and
General Counsel
Chief Administrative Officer,
Executive Vice President,
General Counsel and Director
Director
Vice President
Chief Administrative Officer and
Executive Vice President

David R. Kowalski Chief Compliance Officer and Senior Vice President	Janus Services LLC Janus Distributors LLC Bay Isle Financial LLC Enhanced Investment Technologies, LLC	Chief Compliance Officer and Senior Vice President Chief Compliance Officer and Senior Vice President Chief Compliance Officer Vice President

Dominic C. Martellaro Executive Vice President	Janus Capital Group Inc. Janus Distributors LLC Janus Capital Funds Plc Janus Capital Trust Manager Limited Janus Services LLC	Executive Vice President President Director Director Executive Vice President

Gibson Smith Executive Vice President and Co-Chief Investment Officer	Janus Services LLC Janus Distributors LLC	Executive Vice President Executive Vice President

J.P. Morgan Investment Management, Inc.

J. P. Morgan Investment Management, Inc. ("JPMIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167. JPMIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

Joseph K. Azelby Head of Real Estate, Managing Director	—	—

Clive Brown Director, Managing Director Head of International Business	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Martin R. Porter Global Head of Equities Managing Director	—	—

Scott E. Richter Vice President	—	—

John H. Hunt Director, Managing Director	—	—

Richard T. Madsen Director, Managing Director	—	—

Joseph J. Bertini Chief Compliance Officer	—	—

George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President

Paul A. Quinsee Director, Managing Director	—	—

Lawrence M. Unrein Head of Private Equity and Hedge Funds Director, Managing Director	—	—

Lee Munder Investments, Ltd.

Lee Munder Investments, Ltd. ("LMIL") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMIL is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder Chairman	—	—

Kenneth Swan President & C.O.O.	—	—

Robert A. Smith Partner	Castanea Partners, Inc The Neiman Marcus Group	Co-Founder and Managing Director Vice Chairman of the Board of Directors

Andrew L. Beja Portfolio Manager	—	—

R. Todd Vingers Portfolio Manager	—	—

Jeffrey Davis C.I.O.	Rockefeller & Co Berklee School of Music International House-NYC	C.I.O. Board of Trustees Board of Trustees

Joseph F. Tower III Chief Financial Officer, Chief Compliance Officer	Mellon Financial Corporation	Vice President

Legg Mason Capital Management, Inc.

Legg Mason Capital Management, Inc. ("LMCM") is a sub-adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and Large Cap Disciplined Equity Funds. The principal business address of LMCM is 100 Light Street, Baltimore, Maryland 21202. LMCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bill Miller, CFA Chairman and Chief Investment Officer	LMM, LLC	Managing Member

Jennifer Murphy, CFA Chief Financial Officer	LMM, LLC	Chief Operations Officer

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LA Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is a sub-adviser for the Registrant's Small/Mid Cap Equity, Small Cap and Large Cap Funds. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Funds, Inc. General Partner	—	—

Josef Lakonishok Partner, CEO, Portfolio Manager	University of Illinois	Professor of Finance

Robert Vishny Partner	—	—

Menno Vermeulen, CFA Partner, Portfolio Manager	—	—

Christopher J. LaCroix Partner, Managing Director of Business Development	—	—

Tremaine Atkinson Partner, Chief Operating Officer, Chief Compliance Officer	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Small Cap Funds. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	—	—

Patricia J. O'Connor CAA, COO, Executive Vice President, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William Edward Jacques CIO, Executive Vice President, Portfolio Manager, Limited Partner	Martingale Asset Management Corporation Jacques Family Partners L.P.	Director, Shareholder Managing Partner

Alan J. Strassman Chairman, Limited Partner	Martingale Asset Management Corporation Museum of Fine Arts Boston Boston Foundation for Sight WGBH Foundation School of Museum of Fine Arts, Boston	Director, Chairman, Shareholder Trustee Trustee Trustee Honorary Life Governor (no vote)

Arnold Seton Wood President, Limited Partner	Martingale Asset Management Corporation The Adam R. Wood Trust – 2003 The Esther P. Wood Trust – 2003 The Arnold S. Wood, III Trust – 2003 Research Foundation of CFA Institute	Director, Shareholder Trustee Trustee Trustee Trustee

Samuel Nathans, CFA Senior Vice President, Senior Portfolio Manager, Limited Partner	—	—

Thomas A. Cosmer CFA, Executive Vice President and Limited Partner	—	—

Jill G. Brogan Vice President and Limited Partner	The Professional Association for Investment Communication Resources	President (Voluntary)

Guy A. Skaggs Senior Vice President, Portfolio Manager and Limited Partner	—	—

Elizabeth F. Davis Vice President and Limited Partner	—	—

James M. Eysenbach, CFA, Senior Vice President, Investment Portfolio Manager, Director of Research and Limited Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ellen M. Kelly Senior Vice President and Limited Partner	—	—

Jean Roukounakis Senior Portfolio Administrator, Limited Partner	—	—

Mazama Capital Management, Inc.

Mazama Capital Management, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Mazama is One SW Columbia Street, Suite 1500, Portland, Oregon 97258. Mazama is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald Adair Sauer President, Chairman and Chief Investment Officer	—	—

Helen McDonald Degener Director and Strategic Advisor	The Mathes Company	VP and Portfolio Manager

Jill Ronne Collins Director and Strategic Advisor	—	—

Brian Paul Alfrey Director, Executive Vice President and Chief Operating Officer	—	—

Stephen Charles Brink Director and Strategic Advisor	—	—

Donald J. Klotter Senior Vice President, Marketing & Client Service	—	—

Shannon M. Lynch Chief Compliance Officer	—	—

McKinley Capital Management, Inc.

McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of McKinley Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a sub-adviser for the Registrant's Long Duration, Extended Duration and Core Fixed Income Funds. The principal business address of MetWest is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MetWest is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Managing Director	Metropolitan West Funds West Gate Advisors, LLC Metropolitan West Asset Management Distributors, LLC	Chairman of the Board of Trustees, CEO, President Managing Director CEO

Tad Rivelle Chief Investment Officer, Managing Director	West Gate Advisors, LLC	Chief Investment Officer, Managing Director

Laird Landmann President Portfolio Manager, Managing Director	West Gate Advisors, LLC	President, Portfolio Manager, Partner, Managing Director

David Lippman Chief Executive Officer, Managing Director	West Gate Advisors, LLC	Chief Executive Officer, Managing Director

Stephen Kane Portfolio Manager, Managing Director	West Gate Advisors, LLC	Portfolio Manager, Managing Director

A. Christopher Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC	Director of Marketing, Managing Director

Patrick A. Moore Director of Client Services, Managing Director	West Gate Advisors, LLC	Director of Client Services

Joseph D. Hattesohl Chief Financial Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds Metropolitan West Asset Management Distributors, LLC	Chief Financial Officer Treasurer, Chief Financial Officer President

Cal Rivelle Chief Operating Officer	West Gate Advisors, LLC	Chief Operating Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Bryan Whalen Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Mitchell Flack Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Keith T. Kirk Chief Compliance Officer	Metropolitan West Asset Management Distributors, LLC	Chief Compliance Officer

Montag & Caldwell, Inc.

Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap Fund. The principal business address of Montag & Caldwell is 3455 Peachtree Road, NE, Suite 1200, Atlanta, Georgia 30326-3248. Montag & Caldwell is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald E. Canakaris, CFA Chairman, President and CIO; Board of Directors	—	—

Sarah Anne Cecil Russell Board of Directors	ABN AMRO Asset Management Holding, NV	Global CEO

William A. Vogel, CFA CEO, Board of Directors	—	—

Rebecca M. Keister, CFA, CIPM Executive Vice President, Chief Compliance Officer, Corporate Secretary	—	—

Janet B. Bunch, CFA Executive Vice President, Board of Directors	—	—

Brian W. Stahl Vice President, Treasurer	—	—

Grover C. Maxwell III, CFA Executive Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Thomas Leavitt III Board of Directors	Fortis Investments	Head of Marketing

Sandra M. Barker CFA Vice President	—	—

Carol K. Burns Vice President	—	—

Dean C. Christians CMT Assistant Vice President	—	—

James L. Deming, CFA Vice President	—	—

Helen M. Donahue CFA Vice President	—	—

Marcia C. Dubs Vice President	—	—

James M. Francis IV Assistant Vice President	—	—

C. Jefferson Hagood CFA Vice President	—	—

Mark C. Hayes CFA Vice President	—	—

Andrew W. Jung, CFA Vice President	—	—

William E. Long III Vice President	—	—

Charles E. Markwalter CFA Vice President	—	—

Kurt T. Momand CFA Vice President	—	—

Michael A. Nadal Vice President	—	—

George M. Northrop Vice President	—	—

Carla T. Phillips Vice President	—	—

Katherine E. Ryan Assistant Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Debbie J. Thomas Vice President	—	—

M. Scott Thompson, CFA Vice President	—	—

David L. Watson, CFA Vice President	—	—

John S. Whitney III Vice President	—	—

Neuberger Berman Management Inc.

Neuberger Berman Management Inc. ("NBMI") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of NBMI is 605 Third Avenue, New York, New York 10158. NBMI is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Conti Senior Vice President	Neuberger Berman, LLC
Neuberger Berman Income Funds
Neuberger Berman Equity Funds
Neuberger Berman Advisers
Management Trust
Neuberger Berman Intermediate
Municipal Fund Inc.
Neuberger Berman New York
Intermediate Municipal
Fund Inc.
Neuberger Berman California
Intermediate Municipal
Fund Inc.
Neuberger Berman Realty Income
Fund Inc.
Neuberger Berman Income
Opportunity Fund Inc.
Neuberger Berman Real Estate Securities Income Fund Inc.
Neuberger Berman Dividend
Advantage Fund Inc.
Neuberger Berman Institutional
Liquidity Series
Lehman Brothers Institutional
Liquidity Series
Institutional Liquidity Trust
Lehman Brothers Reserve
Liquidity Series	Senior Vice President
Vice President
Vice President
Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President

Vice President
Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joseph Arnato Director	Neuberger Berman, LLC	Chief Executive Officer

Peter E. Sundman President and Director	Neuberger Berman, LLC
Neuberger Berman Inc.
Neuberger Berman Income Funds

Neuberger Berman Advisers
Management Trust
Neuberger Berman Equity Funds

Neuberger Berman Intermediate
Municipal Fund Inc.
Neuberger Berman New York
Intermediate Municipal
Fund Inc.
Neuberger Berman California
Intermediate Municipal
Fund Inc.
Neuberger Berman Realty Income
Fund Inc.
Neuberger Berman Income
Opportunity Fund Inc.
Neuberger Berman Real Estate
Securities Income Fund Inc.
Neuberger Berman Dividend
Advantage Fund Inc.
Neuberger Berman Institutional
Liquidity Series
Lehman Brothers Institutional
Liquidity Series
Institutional Liquidity Trust

Lehman Brothers Reserve
Liquidity Series	Managing Director
Executive Vice President
Chairman of the Board, Chief
Executive Officer and Trustee
Chairman of the Board, Chief
Executive Officer and Trustee
Chairman of the Board, Chief
Executive Officer and Trustee
Chairman of the Board, Chief
Executive Officer and Director
Chairman of the Board, Chief
Executive Officer and Director

Chairman of the Board, Chief
Executive Officer and Director

Chairman of the Board, Chief
Executive Officer and Director
Chairman of the Board, Chief
Executive Officer and Director
Chairman of the Board, Chief
Executive Officer and Director
Chairman of the Board, Chief
Executive Officer and Director
Chairman of the Board, Chief
Executive Officer and Trustee
Chairman of the Board, Chief
Executive Officer and Trustee
Chairman of the Board, Chief
Executive Officer and Trustee
Chairman of the Board, Chief
Executive Officer and Trustee

Nomura Corporate Research and Asset Management Inc.

Nomura Corporate Research and Asset Management Inc. ("NCRAM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of NCRAM is Two World Financial Center, Building B, 18th Floor, New York, New York 10281-1198. NCRAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Levine President, CEO and Board Member	Nomura Holding America Inc.	Executive Managing Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David Mair Findlay Executive Managing Director, Board Member, Chief Legal Officer	Nomura Holding America Inc. Nomura Securities International, Inc.	Chief Legal Officer, Board Member, Executive Managing Director Chief Legal Officer, Board Member, Executive Managing Director

Shigesuke Kashiwagi Board Member	Nomura Holding America Inc. Nomura Securities International, Inc. Nomura Funds Research and Technologies America, Inc.	President, Chief Executive Officer and Board Member Chief Executive Officer and Board Member Board Member

David O. Crall Managing Director	—	—

Stephen S. Kotsen Director	—	—

Amy Yu Director	—	—

Oppenheimer Capital LLC

Oppenheimer Capital LLC ("Oppenheimer Capital") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Oppenheimer Capital is 1345 Avenue of the Americas, New York, New York 10105. Oppenheimer Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Taegan Goddard Managing Director and Chief Operating Officer	—	—

Robert Hausler Managing Director and Director of Marketing	—	—

Bruce Koepfgen Managing Director and Chief Executive Officer	Allianz Global Investors Management Partners Allianz Global Investors Fund Management LLC OpCap Advisors LLC Thermo Fisher Scientific Inc. Liberty Lane Acquisition Corporation	co-Chief Executive Officer and Member of the Management Board Member of the Management Board Member of the Management Board Board Member Board Member

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Young Lee Chief Legal Officer	Allianz Global Investors of America L.P.	Senior Vice President and Attorney

Gary McAnly Managing Director and Head of Trading	—	—

Nancy Morris Chief Compliance Officer	Allianz Alternative Asset Management U.S. LLC Allianz Global Investors of America L.P.	Chief Compliance Officer Executive Vice President and Head of Compliance

Geoffrey Mullen Managing Director and Director of Sales	Allianz Global Investors Management Partners Town of Fairfield, CT Police and Fire Retirement System	Head of Business Development Trustee (through December 2008)

Michael Puntoriero Chief Financial Officer	MetroPark USA, Inc.
Allianz Global Investors
Advertising Agency Inc.
Allianz Global Investors of
America LLC
Allianz Global Investors of
America L.P.
Allianz Global Investors of
America Holdings Inc.
Allianz Global Investors
Distributors LLC
Allianz Global Investors Fund
Management LLC
Allianz Global Investors Managed
Accounts LLC
Allianz Global Investors NY
Holdings LLC
Allianz Global Investors Solutions
LLC
Allianz Global Investors
Management Partners LLC
Allianz Global Investors U.S.
Holding LLC
Allianz Global Investors U.S.
Retail LLC
Allianz-PacLife Partners LLC
Alpha Vision LLC
Alpha Vision Capital Advisors
LLC	Director
Chief Financial Officer
Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer
Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Alpha Vision Capital
Management LLC
NFJ Investment Group L.P.
NFJ Management Inc.
Nicholas-Applegate Capital
Management LLC
Nicholas-Applegate Holdings
LLC
OpCap Advisors LLC
Oppenheimer Group, Inc.
Pacific Investment Management
Company LLC
PIMCO Australia Pty Ltd.
PIMCO Canada Holding LLC
PIMCO Canada Management Inc.
PIMCO Canada Corp.
PIMCO Europe Limited
PIMCO Global Advisors LLC
PIMCO Global Advisors
(Resources) Limited
PIMCO Japan Ltd.
StocksPLUS Management, Inc.
Vision Holdings LLC	Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Director and Chief Financial
Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Mary Ann Schreiber Managing Director and Director of Client Services	Allianz Global Investors Management Partners	Director of Client Services

Gerald Thunelius Senior Vice President and Head of Fixed Income	—	—

Horacio Valeiras Managing Director and Chief Investment Officer	Allianz Global Investors Management Partners Nicholas-Applegate Institutional Funds Nicholas-Applegate Capital Management LLC Nicholas-Applegate Securities LLC The Bishops School San Diego Rowing Club	Chief Investment Officer and Member of the Management Board President and Trustee Managing Director and Chief Investment Officer Managing Director and Chief Investment Officer Director Director

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap, Emerging Markets Equity and Small/Mid Cap Equity Funds. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110. PanAgora is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Principal Global Investors, LLC

Principal Global Investors, LLC ("PGI") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of PGI is 801 Grand Avenue, Des Moines, Iowa 50392. PGI is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PGI has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US, Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap and Screened World Equity Ex-US Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc	Chairman & CEO Senior Managing Director, Director and Vice President

Timothy J. Knierim Manager	Jennison Associates LLC PIM Warehouse, Inc. Prumerica Financial Asia Limited Residential Information Services, Inc. Prudential Investment Management, Inc.	Director Assistant Secretary Corporate Secretary Vice President Vice President, Chief Compliance Officer

Kenneth Moore Manager, Vice President and Chief Financial Officer	The Prudential Insurance Company of America Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company	Vice President Vice President Executive Vice President and Treasurer Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC
Prudential Trust Company
The Prudential Insurance
Company of America
Pramerica Asset
Management, Inc. (now known
as Prudential Bache Asset
Management, Inc.)
Prudential Investment
	Management, Inc.	Executive Vice President Director Vice President Director Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc. (now known as Prudential Bache Asset Management, Inc.) Prudential Investment Management, Inc.	Vice President Vice President Vice President Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited
Pramerica (GP2) Limited
PIM Foreign Investments, Inc.
PIM Warehouse, Inc.
Prudential Investment
Management Services, LLC
Prudential Timber
Investments, Inc.
The Prudential Insurance
Company of America
Prudential Investment
Management, Inc.
PIM Investments, Inc.
PREI Acquisition I, Inc.
GRA (Bermuda) Limited
PGR Advisers I, Inc.	Director
Director
President
Chairman and Director
Executive Vice President

Director

Vice President

Chairman, Director and
President & CEO
Director
President
Director and Chairman
Director, Chairman and President

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's International Equity, World Equity Ex-US and Enhanced LIBOR Opportunities Funds. The principal business address of RCM is 1st Floor Morgan House, Madeira Walk, Windsor, Berkshire SL4 1EP United Kingdom. RCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Neil Record—Chief Executive	NP Record Trustees Ltd
Record Fund Management Ltd
Record Group Services Ltd
Record Portfolio
Management Ltd
Record Treasury Management
(US) Ltd
RDF Productions Ltd
The Stoney Ware Resident
Association Ltd
Record Plc
Nuffield College Oxford
	MCS Oxford Ltd	Director Director Director Director Director Director Director Director Member, Investment Committee Governor and Director

Ian Harrison—Director	John Menzies Plc	Director

David Murphy—Director	Homes and Castles Ltd	Director

Leslie Hill—Managing Director	Record Plc Record Treasury Management (US) Ltd Suffolk House Management Ltd	Director Director

Bob Noyen—Managing Director	Record Plc	Director

Peter Wakefield—Managing Director	Record Plc	Director

Mike Timmins	Record plc Record Group Services Ltd Record Fund Management Ltd Record Portfolio Management Ltd Record Treasury Management (US) Ltd	Director Director Director Director Director

Cees Schrauwers—Non Executive Director	Record plc Alio Limited Brit Insurance Holdings plc CMGL Drive Assist UK Ltd Drive Assist Holdings Ltd George (London 2005) Ltd	Non Executive Director Chairman Director Chairman Chairman Chairman Chairman

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew Sykes—Non Executive Director	Record plc
Schroder Executor &
Trustee Company
JP Morgan Asian Investment
Trust Limited
Invista Foundation Property
Trust Limited
Schoder Exempt Property
Unit Trust
Absolute Return Trust Limited
Smith And Williamson
Holdings Limited
MBIA UK Insurance Limited
Gulf International Bank
(UK) Limited
SVG Diamond Holdings Limited
Fauna & Flora International
Limited
	Andrew Sykes Limited	Non Executive Director Director Director Chairman Director Chairman Director Director Director Member Advisory Committee Director Director

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity and World Equity Ex-US Funds. The principal business address of Rexiter is 80 Cannon Street, London EC4N 6HL United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kenneth King Chairman	—	—

Helena Coles Director—Senior Investment Manager	—	—

Arzu Akkemik Director—Senior Investment Manager	—	—

Jamshed Desai Senior Investment Manager	—	—

Adrian Cowell Director—Senior Investment Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Murray Davey Managing Director and CIO—Global Emerging Markets Senior Investment Manager	—	—

Guido Giammattei Investment Manager	—	—

Christopher James Director—Senior Investment Manager	—	—

Gavin MacLachlan Director—Chief Operating Officer and Company Secretary	—	—

John Marton Managing Director and CIO—Fixed Income Senior Investment Manager	—	—

Nicholas Payne Director—Senior Investment Manager	—	—

Christopher Vale Managing Director and CIO Asia— Senior Investment Manager	—	—

Joe Lyons Non-Executive Director	State Street Global Alliance (US)	Senior Principal

Jared Chase Non-Executive Director	State Street Global Alliance (US)	Chairman

Randy Carrigan Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Guy Jackson Chief Compliance Officer	—	—

Jacqueline Angell Compliance	SSgA (US)	Compliance—Code of Ethics

Elizabeth Shea Compliance	SSgA (US)	Compliance—Code of Ethics

Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Sylvana Billings Chief Financial Officer	—	—

Robeco Investment Management Inc.

Robeco Investment Management Inc. ("Robeco") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Robeco is 909 Third Avenue, New York, New York 10022. Robeco is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William J. Kelly Chief Executive Officer	Robeco USA, Inc. Boston Partners Asset Management, LLC	Chief Executive Officer Chief Executive Officer

Roland Toppen Treasurer and Chief Financial Officer	Robeco USA, Inc. Robeco Institutional Asset Management, US	Treasurer and Chief Financial Officer Director

Jay Feeney Chief Investment Officer— Equities/Director of Research/Portfolio Manager	Robeco USA, Inc. Boston Partners Asset Management, LLC	Director of Research/Portfolio Manager Director of Research/Portfolio Manager

James Ramsay Head of Fixed Income	Pacific Investment Management Company, LLC	Senior Vice President/Consultant Relations

Paul Heathwood Head of Sales and Relationship Management	Robeco USA, Inc. Boston Partners Asset Management, Inc.	Head of Sales Managing Director/Sales

William G. Butterly Secretary and General Counsel	Robeco USA, Inc.	Secretary and General Counsel

Mary Ann Iudice Chief Compliance Officer	Robeco USA, Inc. Boston Partners Asset Management, LLC Robeco Institutional Asset Management, US Robeco Sage Capital Management	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

Mark Donovan Managing Committee Member	Boston Partners Asset Management, LLC	Senior Portfolio Manager

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global Funds
Services
SEI Trust Company
SEI Investments Canada Company
SEI Global Services, Inc.
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd.
	SEI Canada Opportunities Limited	Executive Vice President Director Vice President Director Director Vice President Director Management Committee Director Director Director

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company SEI Trust Company SEI Insurance Group SIMC Holdings, LLC SEI Ventures Inc. SEI Investments Management Corporation Delaware, LLC SIMC Subsidiary LLC SEI Investments Development Inc.	General Counsel & Executive
Vice President, Assistant
Secretary
Director & Vice President
Director, Vice President &
Assistant Secretary
Manager
Vice President & Secretary
Vice President & Assistant
Secretary
Manager
Vice President & Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Investments Global Funds
Services
SEI Funds, Inc.
SEI Investments Inc.
SEI Global Capital Investments
Inc.
SEI Investments Global, Limited
SEI Investments—Global Fund
Services Limited
Larington Limited
SEI Advanced Capital
Management Inc.
SEI Primus Holding Corp.
SEI Global Services, Inc.
LSV Asset Management
SEI Private Trust Company
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd.
SEI Investments Canada
Company	Vice President & Assistant
Secretary
Vice President & Secretary
Vice President & Secretary
Vice President & Secretary
Director
Director
Director
Director, Vice President &
Secretary
Vice President & Assistant
Secretary
Director, Senior Vice President &
Assistant Secretary
Management Committe
Director & Vice President
Director
Director
Director
Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments Global
(Bermuda) Ltd.
SEI Global Services, Inc.
SEI Investments—Global Fund
	Services Limited	Executive Vice President Director Director Chairman of the Board & Chief Executive Officer Director, President Director, Senior Vice President Director

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp.
SEI Investments (Europe) Ltd.
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd.
SEI Asset Korea, Co. Ltd.
SEI Investments (South Africa)
	Limited	Executive Vice President President Managing Director Director Director Director, Chairman of the Board Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global, Limited SEI Investments Canada Company SEI Global Services, Inc. SEI Investments (Asia), Limited SEI European Services Limited U.K.	Director Director Senior Vice President Director Director

Chris Keogh Senior Vice President	SEI Investments Company SEI Franchise, Inc. SEI European Services Limited U.K.	Senior Vice President Director Director

Kathy Heilig Vice President & Treasurer	SEI Investments Company
SEI Insurance Group, Inc.
SEI Ventures, Inc.
SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
Services
SEI Funds, Inc.
SEI Investments, Inc.
SEI Global Investments Corp.
SEI Global Capital Investments,
Inc.
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp.
SEI Global Services, Inc.
SEI Franchise, Inc.	Vice President, Controller &
Chief Accounting Officer
Vice President & Treasurer
Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer
Vice President, Assistant
Secretary & Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Treasurer
Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds, Inc. SEI Investments Global (Bermuda) Ltd SEI Global Services, Inc. SEI Franchise, Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Investments (Europe) Ltd SEI Global Nominee Ltd SEI Investments—Unit Trust Management (UK) Limited	Vice President & Assistant Secretary Director Director Director

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Global Services, Inc. SEI Funds, Inc.	Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary Vice President

Lauren Shank Vice President & Assistant Secretary	SEI Global Services, Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Barr President	SEI Investments Distribution Company SEI Global Services, Inc.	President & Chief Executive Officer Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President Vice President

Al Chiaradonna Vice President	—	—

Richard Deak Vice President	SEI Investments Company SEI Investments Global Funds Services SEI Global Services, Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise, Inc.	Vice President Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services, Inc.	Vice President

James Micelli Vice President	SEI Global Services, Inc.	Vice President

James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Debra Phillips Vice President	—	—

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

John Scarpato Vice President	SEI Global Services, Inc. SEI Franchise, Inc. SEI Giving Fund	Vice President Vice President Director & President

Brandon Sharrett Vice President	SEI Global Services, Inc. SEI Investments Global Funds Services	Vice President Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services, Inc.	Vice President

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a sub-adviser for the Registrant's Large Cap Index Fund. The principal business address of SSgA FM is One Lincoln St. Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors a division of State Street Bank and Trust Company	Senior Managing Director

Mark J. Duggan Chief Legal Officer and Director	State Street Global Advisors	Senior Managing Director and Deputy General Counsel

Tracy Atkinson Chief Compliance Officer	State Street Global Advisors	Senior Managing Director and Chief Compliance Officer

Thomas P. Kelly Treasurer	State Street Global Advisors	Senior Managing Director and Comptroller

Peter G. Leahy Director	State Street Corporation State Street Global Advisors	Executive Vice President Chief Product Officer and Senior Managing Director

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer/ Managing Member of General Partner	Stone Harbor Investment Funds	President

Thomas W. Brock Chief Executive Officer	Columbia Management Multi-Strategy Hedge Fund LLC BACAP Alternative Multi- Strategy Fund LLC Liberty All-Star Fund Liberty Growth Fund Stone Harbor Investment Funds	Director Director Director Director Chairman

James J. Dooley Chief Financial Officer	Stone Harbor Investment Funds	Treasurer and Chief Financial Officer

Jeffrey S. Scott Chief Compliance Officer	Stone Harbor Investment Funds	Chief Compliance Officer

Adam J. Shapiro General Counsel	Stone Harbor Investment Funds	Secretary and Anti-Money Laundering Officer

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's Small Cap, Enhanced LIBOR Opportunities and Small/Mid Cap Equity Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("Wells Capital") is a sub-adviser for the Registrant's Small/Mid Cap Equity and Core Fixed Income Funds. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105. Wells Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Wells Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Financial Officer	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
Advisor, LLC
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.	Director
Director
Manager
Director
Manager
Director
Manager
Senior Executive VP
Director
Director
Director
Director
Director
Manager
Manager
Manager
Director
Director
President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
	Company Pte, Ltd (Singapore)	Director Director Manager Director Director Director Director Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Director, CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Global Client Service and Marketing	—	—

Brett B. Canon Director of Risk Management and Operations	—	—

D. Daniel Fleet President	Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
	Company Pte, Ltd (Singapore)	Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Daniel E. Giddings Assistant Secretary	—	—

Dennis J. McNamara Director of Portfolio Operations	—	—

Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance	—	—

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a sub-adviser for the Core Fixed Income Fund. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael B. Zelouf Director, Head of London Operations	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
	Counsel, LLC	Director Director Manager Director Manager Director Manager Senior Executive VP Director Director Director Director Director Manager Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Legg Mason Partners Fund
Advisor, LLC
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
Company Pte, Ltd (Singapore)	Manager

Director

Director
President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director
Director
Director
Manager
Director

Director

Director

Director

Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Managing Director	Western Asset Management Company	Director

Suzanne Taylor-King Finance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
D. Daniel Fleet President, Director	Western Asset Management Company Ltd (Tokyo) Western Asset Management Company Pty Ltd (Australia) Western Asset Management (UK) Holdings Limited Western Asset Management Company Pte, Ltd (Singapore)	Director Director Director Director

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

Thomas Rodman	Chief Operations Officer	—

John C. Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert McCarthy	Vice President	—

Robert Silvestri	Vice President	—

Michael Farrell	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management LLC
One Post Office Square
Boston, Massachusetts 02109

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

AlphaSimplex Group, LLC
One Cambridge Center
Cambridge, Massachusetts 02142

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

Aronson+Johnson+Ortiz, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Limited
61 Aldwych
London WC2B 4AE
United Kingdom

AXA Rosenberg Investment Management LLC
4 Orinda Way
Building E
Orinda, California 94563

BlackRock Capital Management, Inc.
100 Bellevue Parkway
Wilmington, Delaware 19809

The Boston Company Asset Management LLC
One Boston Place
Boston, Massachusetts 02108

Declaration Management & Research LLC
1800 Tysons Boulevard, Suite 200
McLean, Virginia 22102

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, New York 10154

Enhanced Investment Technologies, LLC
2401 P.G.A. Boulevard
Suite 100
Palm Beach Gardens, Florida 33410

First Quadrant, L.P.
800 E. Colorado Boulevard
Suite 900
Pasadena, California 91101

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

Highland Capital Management, L.P.
13455 Noel Road
Suite 800
Dallas, Texas 75240

ING Investment Management Advisors, B.V.
Prinses Beatrixlaan 15
2595 AK The Hague
The Netherlands

ING Investment Management Co.
230 Park Avenue, 13th Floor
New York, New York 10169

Integrity Asset Management, LLC
401 West Main Street
Suite 2100
Louisville, Kentucky 40202

Janus Capital Management, LLC
151 Detroit Street
Denver, Colorado 80206

J.P. Morgan Investment Management, Inc.
245 Park Avenue
New York, New York 10167

Lee Munder Investments, Ltd.
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Legg Mason Capital Management, Inc.
100 Light Street
Baltimore, Maryland 21202

Los Angeles Capital Management and Equity Research, Inc.
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, Oregon 97258

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Montag & Caldwell, Inc.
3455 Peachtree Road, NE, Suite 1200
Atlanta, Georgia 30326-3248

Neuberger Berman Management Inc.
605 Third Avenue
New York, NY 10158

Nomura Corporate Research and Asset Management Inc.
2 World Financial Center
Building B, 18th Floor
New York, New York 10281-1198

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, New York 10105

PanAgora Asset Management Inc.
260 Franklin Street
22nd Floor
Boston, Massachusetts 02110

Principal Global Investors, LLC
801 Grand Avenue
Des Moines, Iowa 50392

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor, Morgan House
Madeira Walk
Windsor, Berkshire SL4 1EP, United Kingdom

Rexiter Capital Management Limited
80 Cannon Street
London EC4N 6HL, United Kingdom

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research & Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SSgA Funds Management, Inc.
1 Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
New York, New York 10019

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard, 6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN
United Kingdom

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers or Shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 23rd day of December, 2008.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	December 23, 2008

	* William M. Doran	Trustee	December 23, 2008

	* George J. Sullivan, Jr.	Trustee	December 23, 2008

	* James M. Storey	Trustee	December 23, 2008

	/S/ ROBERT A. NESHER Robert A. Nesher	Trustee	December 23, 2008

	* Nina Lesavoy	Trustee	December 23, 2008

	* James M. Williams	Trustee	December 23, 2008

	* Mitchell A. Johnson	Trustee	December 23, 2008

	* Hubert L. Harris, Jr.	Trustee	December 23, 2008

	/S/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	December 23, 2008

	/S/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	December 23, 2008

*By:	/s/ Robert A. Nesher Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(13)	Interim Investment Sub-Advisory Agreement dated September 28, 2008 between SIMC and Montag & Caldwell, Inc. with respect to the Large Cap Fund is filed herewith.

EX-99.B(d)(23)	Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Aronson+Johnson+Ortiz, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are filed herewith.

EX-99.B(d)(27)	Amended Schedules A and B dated December 17, 2008 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are filed herewith.

EX-99.B(d)(108)	Investment Sub-Advisory Agreement dated December 2, 2008 between SIMC and Declaration Management & Research LLC with respect to the International Equity and World Equity Ex-US Funds is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(p)(22)	The Code of Ethics for Aronson+Johnson+Ortiz, LP is filed herewith.

EX-99.B(p)(39)	The Code of Ethics for Robeco Investment Management, Inc. is filed herewith.

EX-99.B(p)(45)	The Code of Ethics for PanAgora Asset Management, Inc., dated September 30, 2008, is filed herewith.

EX-99.B(p)(51)	The Code of Ethics for Declaration Management & Research LLC is filed herewith.